SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.
SUBSEQUENT EVENTS

Subsequent to the balance sheet date, the Group additionally net transferred financial supports of approximately RMB122 million as deposits to the third-party company who provides back-to-back guarantee services to the Group as mentioned in Note 2(k) and Note 4. The contractual payment schedule has been agreed with this company.